Related Party Agreements and Transactions - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Net transfers (to)/from Lilly	$ (226,300,000)	$ 862,700,000	$ 873,300,000	$ (129,200,000)	$ 5,366,600,000
Acquisition amount	0	882,100,000	882,100,000	45,000,000	5,283,100,000
Stock-based compensation			25,000,000	20,400,000	13,400,000
Boehringer Ingelheim Vetmedica, Inc.
Related Party Transaction [Line Items]
Acquisition amount		882,100,000
Lilly
Related Party Transaction [Line Items]
Revenue from related parties			6,200,000	5,500,000	6,300,000
Stock-based compensation	20,200,000	18,700,000	25,000,000	$ 20,400,000	$ 13,400,000
Benefit of defined benefit pension plan	300,000
Costs of defined benefit pension plan		5,100,000
Lilly | MSA
Related Party Transaction [Line Items]
Total net assets	84,500,000
Restricted cash retained	275,000,000
Local purchases minimum	275,000,000
Cash to be distributed in excess of	300,000,000.0
Additional restricted cash	$ 359,900,000
Lilly | TSA
Related Party Transaction [Line Items]
Mark-up rate	7.00%
Lilly | Manufacturing Support
Related Party Transaction [Line Items]
Revenue from related parties	$ 3,700,000	4,500,000
Director | Commercial Operations
Related Party Transaction [Line Items]
Revenue from related parties	16,400,000	17,800,000
Accounts receivable	1,900,000		2,000,000
Purchases of goods and services	3,300,000	$ 5,300,000
Accounts payable	400,000		$ 300,000
IPO
Related Party Transaction [Line Items]
Amount transferred to parent	$ 4,200,000,000